Expense Example - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Nordic Fund - Fidelity Nordic Fund	Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 95
3 years	296
5 years	515
10 years	$ 1,143